SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assets Measured at Fair Value) (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Assets measured at fair value:
Marketable securities	$ 139
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets measured at fair value:
Marketable securities	139
Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value:
Marketable securities
Significant unobservable inputs (Level 3) [Member]
Assets measured at fair value:
Marketable securities